Note 7 - Right-of-use Asset (Details Textual)	6 Months Ended
Jun. 30, 2021 CAD ($)
Statement Line Items [Line Items]
Operating lease, term (Year)	5 years
Operating lease, renewal term (Year)	5 years
Lease expense	$ 7,119